Significant Accounting Policies - Employee benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Forfeited contributions	¥ 0	¥ 0	¥ 0
Employee benefit expenses	202,500	236,600	216,200
Balances of employee welfare benefit	53,200	70,700
Appropriations to statutory reserves	0	¥ 2,700	¥ 0
Statutory Reserve, Decrease Due To Deconsolidation	¥ 2,200